Borrowings and derivative financial instrument	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Borrowings and derivative financial instrument	28. Borrowings and derivative financial instrument

Significant accounting judgements and estimates
Borrowings
Expected future cash flows used to determine the carrying amount of the Burnstone Debt are inherently uncertain and could materially change over time. They are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
Derivative financial instrument
Gains and losses on the derivative financial instrument are attributable to changes in various valuation inputs, including the movement in the Company's share price, change in US dollar/rand exchange rate, the volatility of the Company's shares, the Company's credit risk spreads, and the market value of the US$ Convertible Bond. Although many inputs into the valuation are observable, the valuation method separates the fair value of the derivative from the quoted fair value of the US$ Convertible Bond by adjusting certain observable inputs.
These adjustments require the application of judgement and certain estimates. Changes in the relevant inputs impact the fair value gains and losses recognised.
Accounting policy
Borrowings
Borrowings are non-derivative financial liabilities categorised as other financial liabilities. Borrowings are recognised initially at fair value, net of transaction costs incurred, where applicable and subsequently measured at amortised cost using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.
Derivative financial instruments
Derivatives are initially recognised at fair value that is determined by using appropriate option pricing methodologies. Any directly attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes are recognised in profit or loss.
For assets and liabilities that are recognised at fair value in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Figures in million – SA rand	Note	2023	2022	2021
Borrowings		36,618	22,728	20,298
Derivative financial instrument	28.5	3,810	—	—
Balance at end of the year		40,428	22,728	20,298
Current portion of borrowings and derivative financial instrument		(15,482)	(122)	(107)
Non-current portion of borrowings and derivative financial instrument		24,946	22,606	20,191
Borrowings

Figures in million – SA rand	Notes	2023	2022	2021
US$600 million RCF	28.1	—	—	—
US$1 billion RCF	28.2	—	—	—
R5.5 billion RCF	28.3	4,000	—	—
2026 and 2029 Notes	28.4	22,042	20,140	18,785
US$ Convertible Bond	28.5	7,538	—	—
Burnstone Debt	28.6	2,991	2,540	1,507
Other borrowings	28.7	40	42	—
Franco-Nevada liability		3	2	2
Stillwater Convertible Debentures		4	4	4
Total borrowings		36,618	22,728	20,298
Reconciliation of the non-current and current portion of the borrowings:
Borrowings		36,618	22,728	20,298
Current portion of borrowings		(11,672)	(122)	(107)
Non-current portion of borrowings		24,946	22,606	20,191
The current portion of borrowings will be repaid out of operational cash flows or it will be refinanced by utilising available Group facilities.
Included in the current portion of borrowings is the US$ Convertible Bond which, subject to approval by a general meeting of Sibanye-
Stillwater shareholders, will be convertible into ordinary shares of Sibanye-Stillwater. From 8 January 2024 and until such shareholder approval is obtained, holders of the bonds will on conversion receive a cash amount equal to the value of the underlying ordinary shares.
Therefore, the Convertible Bond and associated derivative financial instrument are considered repayable within twelve months and classified as current at 31 December 2023. However, once the approval is obtained, the US$ Convertible Bond will be convertible into new and/or existing Sibanye-Stillwater ordinary shares and classified as non-current to the extent that settlement is not due within twelve months
(see note 28.5).
The roll forward of borrowings in the current year is as follows:

Figures in million - SA rand	Notes	2023	2022	2021
Balance at beginning of the year		22,728	20,298	18,383
Borrowings acquired on acquisition of subsidiary	16	6	39	—
Loans raised[1]		12,758	8,000	20,622
Loans repaid[2]		(1,323)	(8,003)	(20,252)
Unwinding of loans recognised at amortised cost	5.2	359	216	302
Accrued interest[3]	5.2	1,192	1,046	801
Accrued interest paid		(1,175)	(1,061)	(706)
Early redemption premium on the 2025 Notes		—	—	196
(Gain)/loss on the revised cash flow of the Burnstone Debt	28.6	(32)	776	2
Loss on foreign exchange differences and foreign currency translation		2,105	1,417	950
Balance at end of the year		36,618	22,728	20,298
1Total loans raised per the Statement of Cash Flows for the year ended 31 December 2023 includes the initial recognition of the derivative element of the US$ Convertible
Bond of R1,673 million (see note 28.5). At 31 December 2021, the portion of transaction costs accrued for and not yet settled in respect of the 2026 and 2029 Notes amounted to R29 million
2Included in the repayment of R20,252 million in 2021, is the early redemption of the 2022 and 2025 Notes.  The redemption price was the principal amount of the 2022
Notes, plus accrued and unpaid interest on the 2022 Notes up to, but excluding, the Redemption Date, amounting to US$355.8 million and was settled on 2 August 2021.
During December 2021, the Group also elected to redeem the 2025 Notes at a redemption price of 103.6% of the principal amount of the 2025 Notes, plus accrued and unpaid interest on the 2025 Notes, amounting to US$370.2 million which includes an early settlement premium of R196 million recognised as an early redemption premium on the 2025 Notes in profit or loss. The 2025 Notes were settled on 6 December 2021
3Relates to the 2022 and 2025 Notes, 2026 and 2029 Notes, US$ Convertible Bond and the RCFs
28.1 US$600 million RCF
On 21 May 2018, Sibanye-Stillwater cancelled and refinanced the US$350 million RCF by drawing under the US$600 million RCF. The purpose of the facility was to refinance the US$350 million RCF, finance ongoing capital expenditure and other business expenses as required. On 6
April 2023, upon maturity of the US$600 million RCF, the Group refinanced the facility with a new US$1 billion RCF (see note 28.2).

Terms of the US$600 million RCF
Facility:	US$600 million
Interest rate:	LIBOR
Interest rate margin:	1.85% if net debt to adjusted EBITDA is equal to or less than 2.50x
2.00% if net debt to adjusted EBITDA is greater than 2.50x
Term of facility:	Three years, subject to two optional one-year extensions depending on lenders' approval. As at 31 December 2021, all lenders in the facility extended the maturity date to April 2023.
Borrowers:	The Company, SGL, Stillwater, Kroondal, SRPM and WPL
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM and WPL

Figures in million – SA rand	2023	2022	2021
Balance at beginning of the year	—	—	6,978
Loans raised	—	—	703
Loans repaid	—	—	(7,728)
Accrued interest[1]	20	62	113
Accrued interest paid	(20)	(62)	(113)
Loss on foreign exchange differences	—	—	47
Balance at end of the year	—	—	—
Current portion of balance	—	—	—
Non-current portion of balance	—	—	—
1  Includes commitment fees
28.2 US$1 billion RCF
Sibanye-Stillwater concluded the refinancing of its US$600 million RCF on 6 April 2023. The facility will be used in financing of the Group's ongoing capital expenditure, working capital and general corporate expenditure requirements, which may include the financing of future acquisitions or business combinations. The RCF is linked to a Secured Overnight Financing Rate (SOFR), which is a recently effective interest rate published as part of the IBOR reform initiative.
Terms of the US$1 billion RCF

Facility:	US$1 billion
Interest rate:	Linked term SOFR
Interest rate margin:	1.60% if net debt to adjusted EBITDA is equal to or less than 1.0x
1.80% if net debt to adjusted EBITDA is greater than 1.0x and less than 2.0x
2.00% if net debt to adjusted EBITDA is greater than 2.0x
Term of facility:	Three years, subject to two optional one-year extensions depending on lenders' approval. On 26 March 2024, all facility lenders approved the first extension with the facility maturing on 6 April 2027
Borrowers:	The Company, SGL, Stillwater, Kroondal, SRPM, EPL, WPL and Sandouville
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM, EPL, WPL and Sandouville

Figures in million – SA rand	2023	2022	2021
Balance at beginning of the year	—	—	—
Loans raised	—	—	—
Loans repaid	—	—	—
Accrued interest[1]	73	—	—
Accrued interest paid	(73)	—	—
Loss on foreign exchange differences	—	—	—
Balance at end of the year	—	—	—
Current portion of balance	—	—	—
Non-current portion of balance	—	—	—
1Includes commitment fees
28.3 R5.5 billion RCF
Sibanye-Stillwater refinanced its R6.0 billion RCF, which matured on 15 November 2019, by entering into a new R5.5 billion RCF on 25
October 2019 and drawing under the new RCF on 11 November 2019. The purpose of the facility was to refinance facilities, finance ongoing capital expenditure and general corporate expenditure requirements.

Terms of the R5.5 billion RCF
Facility:	R5.5 billion
Interest rate:	JIBAR
Interest rate margin:	2.4% if net debt to adjusted EBITDA is equal to or less than 2.0x
2.6% if net debt to adjusted EBITDA is greater than 2.0x
Term of facility:
Three years, subject to two optional one-year extensions depending on lenders' approval. All facility lenders have approved the first and second extension with the loan facility now maturing on 11 November 2024.

Borrowers:	The Company, SGL, Kroondal, SRPM, EPL and WPL
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM, EPL and WPL

Figures in million –SA rand	2023	2022	2021
Balance at beginning of the year	—	—	—
Loans raised	5,000	8,000	—
Loans repaid	(1,000)	(8,000)	—
Accrued interest[1]	125	155	66
Accrued interest paid	(125)	(155)	(66)
Balance at end of the year	4,000	—	—
Current portion of balance	(4,000)	—	—
Non-current portion of balance	—	—	—
1Includes commitment fees
28.4 2026 and 2029 Notes
On 16 November 2021 the Group completed a two-tranche corporate bond offering 4.0% Notes (US$675 million) due 16 November 2026
(the 2026 Notes) and 4.5% Notes (US$525 million) due 16 November 2029 (the 2029 Notes) (together the 2026 and 2029 Notes). The proceeds were applied towards the redemption of the 2025 Notes and will also be applied for general corporate purposes, including advancing the Group’s green metals strategy through investments and accretive acquisitions. The bonds were issued through the Group's wholly-owned subsidiary Stillwater.
Terms of the 2026 and 2029 Notes

Facility:	US$675 million 4.0% Senior Notes due 2026
US$525 million 4.5% Senior Notes due 2029
Interest rate:	2026 Notes: 4.0%
2029 Notes: 4.5%
Term of the Notes:	2026 Notes: Five years
2029 Notes: Eight years
Issuer:	Stillwater
Guarantors:
Each of the Notes are fully and unconditionally guaranteed, jointly and severally by the Guarantors (the
Company, SGL, Kroondal, SRPM, EPL, WPL and Sandouville). The guarantees rank equally in right of payment to all existing and future senior debt of the Guarantors.

Figures in million – SA rand	2023	2022	2021
Balance at beginning of the year	20,140	18,785	—
Loans raised	—	—	18,208
Interest charge	932	829	99
Unwinding of amortised cost	80	68	8
Accrued interest paid	(951)	(844)	—
Loss on foreign exchange differences	1,841	1,302	470
Balance at end of the year	22,042	20,140	18,785
Current portion of balance	(116)	(107)	(100)
Non-current portion of balance	21,926	20,033	18,685
28.5 US$ Convertible Bond
Sibanye-Stillwater (through its wholly-owned subsidiary Stillwater) launched an offering of US$500 million senior, unsecured, guaranteed bonds, due in November 2028 and subject to the receipt of the requisite approval by a general meeting of the shareholders of Sibanye-
Stillwater, will be convertible into new and/or existing Sibanye-Stillwater ordinary shares (Convertible Bonds). Prior to, and/or absent of such approval, holders of the Convertible Bonds will, on conversion, receive a cash amount equal to the value of the underlying ordinary shares.
The proceeds of the bonds will be applied to the advancement of the Group's growth strategy including the funding of future acquisitions, whilst preserving the current balance sheet for funding existing operations and projects through a lower commodity price environment.
Terms of the US$500 million Convertible Bond

Issue size:	US$500 million
Coupon:	4.25%
Maturity date:	28 November 2028 (five years)
Conversion premium:	32.5%
Reference share price:
US$1.0088 (R18.55), being the volume weighted average price of Sibanye-Stillwater's shares listed on the
JSE Limited between opening of trading and close of trading on 21 November 2023, converted into US$
at R18.388/US$

Initial conversion price:	US$1.3367
Issuer:	Stillwater
Guarantors:	The Company, SGL, Kroondal, SRPM, EPL, WPL
The US$ Convertible Bond consists of two components. The option component is recognised as a derivative financial instrument (financial liability), measured at fair value, with changes in fair value recognised in profit or loss. The non-derivative host instrument (i.e. bond component) is recognised as a financial liability measured at amortised cost using the effective interest method. If shareholder approval is obtained for the share conversion option, the derivative element will be reclassified to equity. In addition, the bond component and derivative financial instrument will be fully classified as current liabilities while shareholder approval for the conversion option remains outstanding since bondholders are entitled to call for settlement in cash to the value of Sibanye-Stillwater shares at any time from 8
January 2024 up until shareholder approval for the share conversion option is obtained.
Convertible bond at amortised cost

Figures in million – SA rand	2023	2022	2021
Balance at beginning of the year	—	—	—
Loans raised	7,455	—	—
Interest charge	36	—	—
Unwinding of amortised cost	27	—	—
Loss on foreign exchange differences	20	—	—
Balance at end of the year	7,538	—	—
Current portion of balance	(7,538)	—	—
Non-current portion of balance	—	—	—
Derivative financial instrument

Figures in million – SA rand	Note	2023	2022	2021
Balance at beginning of the year		—	—	—
Initial recognition of derivative instrument		1,673	—	—
Loss on financial instruments[1]	7	2,136	—	—
Loss on foreign exchange differences		1	—	—
Balance at end of the year		3,810	—	—
Current portion of balance		(3,810)	—	—
Non-current portion of balance		—	—	—
1The fair value loss on the derivative financial instrument is mainly due to an increase in the Sibanye-Stillwater share price since the effective date
28.6 Burnstone Debt
Sibanye Gold Eastern Operations (SGEO) has bank debt of US$178 million (the Burnstone Debt) outstanding as part of the net assets acquired on 1 July 2014.
Terms of the Burnstone Debt

Facility:	A1: US$0.2 million
A2: US$7.8 million
A3: US$51.0 million
A4: US$119.1 million
Interest rate:	A1 and A2: Interest free
A3 and A4: Interest free until 1 July 2017, then at LIBOR
Interest rate margin:	A3 and A4: 4% from 1 July 2017
Term of loan:	No fixed term
Repayment period:	A1: Repaid on 1 July 2014
A2: From 1 July 2017 the first 50% of Burnstone’s free cash flow (as defined in the settlement agreement) will be used to repay the Wits Gold Loan and the balance of 50% to repay A2.

A3 and A4: On settlement of A2, 90% of Burnstone’s free cash flow will be used to repay the Wits
Gold Loan and the balance of 10% to repay the Burnstone Debt. On settlement of the Wits Gold
Loan and interest, 30% of Burnstone’s free cash flow will be used to repay the Burnstone Debt and the balance will be distributed to Wits Gold.

The Bank Lenders will continue to participate in 10% of Burnstone’s free cash flow after the Burnstone
Debt has been repaid in full to a maximum amount of US$63.0 million under a revenue participation agreement.

Security:
The Burnstone Debt is fully secured against the assets of Burnstone (of R2.0 billion) and there is no recourse to the Group. The security package includes a cession over the bank accounts, insurance policies’ proceeds, special and general notarial bonds over movable assets and mortgage bonds over property. Wits Gold has ceded and pledged its shares in K2013 (a dormant entity) and K2013 has ceded and pledged it shares in SGEO in favour of the lenders of the Burnstone Debt.

Figures in million – SA rand	Note	2023	2022	2021
Balance at beginning of the year		2,540	1,507	1,263
Unwinding of amortised cost		252	148	125
(Gain)/loss on revised estimated cash flows[1]	7	(32)	776	2
Loss on foreign exchange differences		231	109	117
Balance at end of the year		2,991	2,540	1,507
Current portion of balance		—	—	—
Non-current portion of balance		2,991	2,540	1,507
1    At 31 December 2023, the expected free cash flows expected to repay the loan as detailed above were revised as a result of revised cash flows over the life-of-mine plan due to:
•Revised forecast costs and capital expenditure, and
•Revised weighted average gold prices 2023: R1,012,625/kg (2022: R793,473/kg and 2021: R729,270/kg) and long term exchange rates 2023: R18.50/US$ (2022: R15.50/US$
and 2021: R15.00/US$) based on a LOM of 25 years. A2 is discounted using a 5.9% discount rate and A3 and A4 is discounted at 9.5%
•In line with the Group's Capital Allocation Framework, the Burnstone project will be delayed and is expected to ramp-up again during 2025. The additional costs during the delay and the deferral of mine ramp-up has resulted in a decrease in the expected future net cash flows from Burnstone, offsetting the impact of the increase in the weighted average gold price
28.7 Other borrowings
Short-term credit facilities and other borrowings
Sibanye-Stillwater has committed and uncommitted short term loan facilities with various banks to fund capital expenditure, general corporate expenses as well as provide financing flexibility at its operations. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Other borrowings also include borrowings acquired on and after acquisition of Sandouville, Keliber and
Century.

Figures in million – SA rand	2023	2022	2021
Balance at beginning of the year	42	—	—
Loans raised	303	—	1,711
Loans repaid	(323)	(3)	(1,684)
Borrowings acquired on acquisition of subsidiary	6	39	—
Loss/(gain) on foreign exchange differences	12	6	(27)
Balance at end of the year	40	42	—
Current portion of balance	(11)	(8)	—
Non-current portion of balance	29	34	—
28.8 Fair value of financial instruments and risk management
Fair value of borrowings
The carrying amounts of variable interest rate borrowings approximates fair value as the interest rates charged are considered market related. The fair value of fixed interest rate borrowings was determined through reference to ruling market prices and interest rates.
The table below shows the fair value and carrying amount of financial instruments where the carrying amount does not approximate fair value:

	Carrying value	Fair value
Figures in million - SA rand		Level 1	Level 2	Level 3
31 December 2023
2026 and 2029 Notes[1]	22,042	18,949	—	—
Burnstone Debt[2]	2,991	—	—	2,509
US$ Convertible Bond[3]	7,538	—	7,471	—
Total	32,571	18,949	7,471	2,509
31 December 2022
2026 and 2029 Notes[1]	20,140	17,379	—	—
Burnstone Debt[2]	2,540	—	—	2,245
Total	22,680	17,379	—	2,245
31 December 2021
2022 and 2025 Notes[1]	18,785	18,664	—	—
Burnstone Debt[2]	1,507	—	—	2,996
Total	20,292	18,664	—	2,996
1The fair value is based on the quoted market prices of the notes
2The fair value of the Burnstone Debt has been derived from discounted cash flow models. These models use several key assumptions, including estimates of future sales volumes, gold prices, operating costs, capital expenditure and discount rate. See note 28.6 for the key assumptions used, except for the discount rate applied in the fair value disclosure above of 10.74% (2022: 10.52%,  2021: 4.18%), which was adjusted to a market-related rate. The fair value estimate is sensitive to changes in the key assumptions, for example, increases in the market related discount rate would decrease the fair value if all other inputs remain unchanged. The extent of the fair value changes would depend on how inputs change in relation to each other
3The fair value of the amortised cost component of the US$ Convertible Bond is based on the quoted price of the instrument after separating the fair value of the derivative component
Liquidity risk
The Group's liquidity risk management and maturity analysis of financial liabilities are disclosed in note 36.2.
Market risk
Foreign currency sensitivity
Certain of the Group’s foreign currency borrowing facilities are repayable by companies with SA rand as their functional currency, therefore some of the Group’s borrowings are sensitive to changes in the rand/US dollar exchange rate. The Group is also exposed to foreign currency risk on intercompany loans denominated in USD, EUR and AUD to the extent that foreign exchange differences are recognised in profit or loss. A one percentage point change in the SA rand closing exchange rate of R18.57/US$ (2022: R17.03/US$ and
2021: R15.94/US$), R20.53/€ (2022: R18.22/€) and R12.66/A$ would have changed the profit/loss before tax by R25 million (2022: R31 million and 2021: R50 million).
Interest rate sensitivity
As at 31 December 2023, the Group’s total borrowings (excluding the derivative financial instrument) amounted to R36,618 million (2022:
R22,728 million and 2021: R20,298 million). The Group generally does not undertake any specific action to cover its exposure to interest rate risk, although it may do so in specific circumstances.
The portion of Sibanye-Stillwater’s interest-bearing borrowings at period end that is exposed to interest rate fluctuations is R6,873 million
(2022: R2,424 million and 2021: R1,416 million). This debt is normally rolled for periods between one and three months and is therefore exposed to the rate changes in this period. See the Group's exposure to interest rate changes presented further in this note.
The Burnstone debt and the R5.5 billion RCF are affected by the amendments to IFRS 9 relating to interest rate benchmark reform, in particular the replacement of interbank offered rates (IBORs), which came into effect on 1 January 2021. However, the R5.5 billion RCF is linked to JIBAR and is only expected to be impacted by the IBOR reform at a later stage and any impact thereof will be considered when this occurs. The Burnstone debt was linked to a US LIBOR at 31 December 2023 and the Group was in process to transition the debt facility to a new interest rate at the reporting date. The impact on the Burnstone debt due to IBOR reform at 31 December 2023 was therefore unknown. On 1 March 2024, the Group transitioned the Burnstone debt to a term SOFR (consistent with the US$1 billion RCF). The Group is in process of determining the impact of the transition to the new rate subsequent to the reporting date.
The table below summarises the effect of a change in finance expense on the Group’s profit/loss before tax had JIBAR or LIBOR differed as indicated. The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables remaining constant. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.
Interest rate sensitivity analysis

	Change in interest expenses for a change in interest rate[1]
Figures in million - SA rand	(1.5)%	(1.0)%	(0.5)%	0.5%	1.0%	1.5%
31 December 2023
- JIBAR	(60)	(40)	(20)	20	40	60
- LIBOR	(43)	(29)	(14)	14	29	43
Change in finance expense	(103)	(69)	(34)	34	69	103
31 December 2022
- JIBAR	—	—	—	—	—	—
- LIBOR	36	24	12	(12)	(24)	(36)
Change in finance expense	36	24	12	(12)	(24)	(36)
31 December 2021
- JIBAR	—	—	—	—	—	—
- LIBOR	21	14	7	(7)	(14)	(21)
Change in finance expense	21	14	7	(7)	(14)	(21)
1Interest rate sensitivity analysis is performed on the borrowings balance at 31 December
The exposure to interest rate changes and the contractual repricing dates
The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates is as follows:

Figures in million - SA rand	2023	2022	2021
Floating rate with exposure to change in JIBAR	4,000	—	—
Floating rate with exposure to change in term SOFR	—	—	—
Floating rate with exposure to change in LIBOR	2,873	2,424	1,416
Non-current borrowings exposed to interest rate changes	6,873	2,424	1,416
The Group has the following undrawn borrowing facilities:
Committed	20,755	16,403	15,749
Uncommitted	3,274	2,427	2,276
Total undrawn facilities	24,029	18,830	18,025
All of the above facilities have floating rates. The undrawn committed facilities have the following expiry dates:
- within one year	2,185	10,903	685
- later than one year and not later than two years	—	5,500	9,564
- later than two years and not later than three years	18,570	—	5,500
Total undrawn committed facilities	20,755	16,403	15,749
28.9 Capital management
The Group’s primary objective with regards to managing its capital is to ensure that there is sufficient capital available to support the funding requirements of the Group, including capital expenditure, in a way that: optimises the cost of capital; maximises shareholders’
returns; and ensures that the Group remains in a sound financial position.
The Group manages and makes adjustments to the capital structure as and when borrowings mature or as and when funding is required.
This may take the form of raising equity, market or bank debt or hybrids thereof. Opportunities in the market are also monitored closely to ensure that the most efficient funding solutions are implemented.
The Group monitors capital using the ratio of net debt/(cash) to adjusted earnings before interest, taxes, depreciation and amortisation
(EBITDA), but does not set absolute limits for this ratio.

Figures in million - SA rand	2023	2022	2021
Borrowings[1]	37,437	20,188	18,791
Cash and cash equivalents[2]	25,519	26,038	30,257
Net debt/(cash)[3]	11,918	(5,850)	(11,466)
Adjusted EBITDA[4]	20,556	41,111	68,606
Net debt/(cash) to adjusted EBITDA (ratio)[5]	0.58	(0.14)	(0.17)
1Borrowings are only those borrowings that have recourse to Sibanye-Stillwater. Borrowings, therefore, exclude the Burnstone Debt and include the derivative financial instrument
2Cash and cash equivalents exclude cash of Burnstone
3Net debt/(cash) represents borrowings and bank overdraft less cash and cash equivalents. Borrowings are only those borrowings that have recourse to Sibanye-Stillwater and, therefore, exclude the Burnstone Debt and include the derivative financial instrument. Net debt/(cash) excludes cash of Burnstone
4The adjusted EBITDA calculation is based on the definitions included in the facility agreements for compliance with the debt covenant formula, except for impact of new accounting standards and acquisitions, where the facility agreements allow the results from the acquired operations to be annualised. Adjusted EBITDA may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS Accounting Standards and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity
5  Net debt/(cash) to adjusted EBITDA ratio is defined as net debt/(cash) as of the end of a reporting period divided by adjusted EBITDA of the 12 months ended on the same reporting date. Non-IFRS measures such as net debt/(cash) to adjusted EBITDA is presented for illustration purposes only, and because of its nature, net debt/(cash) to adjusted EBITDA should not be considered as a representation of financial performance under IFRS Accounting Standards and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity
Reconciliation of (loss)/profit before royalties, carbon tax and tax to adjusted EBITDA:

Figures in million - SA rand	2023	2022	2021
(Loss)/profit before royalties, carbon tax and tax	(38,794)	29,728	50,275
Adjusted for:
Amortisation and depreciation	10,012	7,087	8,293
Interest income	(1,369)	(1,203)	(1,202)
Finance expense	3,299	2,840	2,496
Share-based payments	113	218	383
(Gain)/loss on financial instruments	(235)	4,279	6,279
Gain on foreign exchange differences	(1,973)	(616)	(1,149)
Share of results of equity-accounted investees after tax	1,174	(1,287)	(1,989)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	(45)	(71)	(167)
Gain on disposal of property, plant and equipment	(105)	(162)	(36)
Impairments/(reversal of impairments)	47,454	(6)	5,148
Early redemption premium on the 2025 Notes	—	—	196
Onerous contract provision	1,865	—	—
Gain on acquisition	(898)	—	—
Loss on deconsolidation of subsidiaries	—	308	—
Gain on remeasurement of previous interest in Kroondal	(298)	—	—
Gain on increase in equity-accounted investment	(5)	—	—
Restructuring costs	515	363	107
Transaction costs	474	152	140
Loss due to dilution of interest in joint operation	—	—	4
IFRS 16 lease payments	(263)	(163)	(142)
Profit on sale of Lonmin Canada	—	(145)	—
Profit on sale of St Helena Hospital	—	—	(16)
Occupational healthcare gain	(365)	(211)	(14)
Adjusted EBITDA	20,556	41,111	68,606